COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Operating Leases, Rent Expense, Net, Total	$ 4,763	$ 120,685